17. Borrowings and financing (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings And Financing Tables
Debt breakdown
	Weighted average rate	2017	2016
Debentures and Certificate of Agribusiness Receivables (note 17.4)	99.84% of CDI (i)	3,015	2,472
		3,015	2,472

Borrowings and financing
Local currency
BNDES	3.88% per year	45	51
Working capital	104.80% of CDI (i)	285	1,302
Working capital	TR (ii) + 9.80% per year	125	135
Finance lease (note 22)		195	215
Swap contracts (note 17.7)	101.40% of CDI (i)	(19)	(10)
Borrowing cost		(4)	(6)
		627	1,687
Foreign currency (note 17.5)
Working capital	USD + 2.57% per year	664	1,361
Working capital	EURO + 1.99% per year	200	172
Swap contracts (note 17.7)	103.53% of CDI (i)	55	177
Borrowing cost		(1)	-
		918	1,710
Total		4,560	5,869

Noncurrent assets		28	-
Current liabilities		1,251	2,957
Noncurrent liabilities		3,337	2,912

Changes in borrowings
At December 31, 2015	7,978
Additions - working capital	8,082
Additions - finance lease	100
Accrued interest	862
Accrued swap	920
Mark-to-market	(22)
Monetary and exchange rate changes	(635)
Borrowing cost	4
Interest paid	(624)
Payments	(6,876)
Swap paid	19
Liabilities related to assets held for sale (note 32)	(3,939)
At December 31, 2016	5,869
Additions - working capital	7,789
Additions - finance lease	41
Accrued interest	748
Accrued swap	114
Mark-to-market	12
Monetary and exchange rate changes	22
Borrowing cost	9
Interest paid	(1,131)
Payments	(8,336)
Swap paid	(318)
Liabilities related to assets held for sale (note 32)	(259)
At December 31, 2017	4,560

Maturity schedule of borrowings and financing
Year

From 1 to 2 years	1,892
From 2 to 3 years	1,298
From 3 to 4 years	40
From 4 to 5 years	24
After 5 years	66
Subtotal	3,320

Borrowing costs	(11)
Total	3,309

Debentures, Promissory Note and Certificate of Agribusiness Receivables
				Date
	Type	Issue Amount	Outstanding debentures (units)	Issue	Maturity	Annual financial charges	Unit price (in reais)	2017	2016

12th Issue of Debentures – CBD	No preference	900	900,000	09/17/14	09/12/19	107.00% of CDI	1,023	921	939
13th Issue of Debentures – CBD and CRA	No preference	1,012	1,012,500	12/20/16	12/20/19	97.50% of CDI	1,001	1,014	1,017
14th Issue of Debentures – CBD and CRA	No preference	1,080	1,080,000	04/17/17	04/13/20	96.00% of CDI	1,015	1,096	-
2nd Issue of Promissory Note – CBD	No preference	500	200,000	08/01/16	01/30/17	108.00% of CDI	-	-	530
Borrowing cost								(16)	(14)
Total current and noncurrent								3,015	2,472
Current liabilities								481	568
Noncurrent liabilities								2,534	1,904